Real Estate Facilities - Additional Information (Detail) $ in Millions																12 Months Ended
	Mar. 17, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 24, 2022 USD ($)	Feb. 23, 2022 USD ($)	Feb. 08, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 30, 2021 StorageFacility	Dec. 28, 2021 USD ($)	Oct. 19, 2021 USD ($) StorageFacility	May 27, 2021 USD ($) RealEstateVenture	Apr. 16, 2021 CAD ($) StorageFacility	Mar. 17, 2021 State StorageFacility	Mar. 11, 2021 USD ($)	Mar. 10, 2021 USD ($)	Nov. 10, 2020 USD ($) State StorageFacility ft² RealEstateVenture	Dec. 31, 2021 StorageFacility State	Apr. 16, 2021 USD ($)
Business Acquisition [Line Items]
Number of states located for self storage facilities | State																18
Number of operating real estate properties | StorageFacility																5
Number of development real estate properties | StorageFacility																1
Occupancy percentage										95.00%
Self Storage Facility in Phoenix, Arizona
Business Acquisition [Line Items]
Debt Instrument, Term													6 months
Self Storage Facility in Phoenix, Arizona | Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Face Amount													$ 3,500,000	$ 3,500,000
Debt Instrument, Interest Rate, Effective Percentage													8.50%	8.50%
Debt Instrument, Term													6 months
Self Storage Facility in Phoenix, Arizona | Extension Option Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Effective Percentage													9.25%	9.25%
Debt Instrument, Term													180 days	180 days
Self Storage Facility in Phoenix, Arizona | Third Party Mortgage Loan on Property
Business Acquisition [Line Items]
Debt Instrument, Face Amount													$ 9,000,000
SmartStop OP
Business Acquisition [Line Items]
Investments														$ 5,000,000.0
SST VI OP
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility							2
SST VI OP | Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Face Amount																	$ 2,100,000
SST VI OP | Self Storage Facility in Phoenix, Arizona
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment													$ 16,000,000	$ 16,000,000
Canada
Business Acquisition [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture															6
SST IV Merger Agreement
Business Acquisition [Line Items]
Number of states located for self storage facilities | State												9
Number of self storage facilities | StorageFacility												24
SST IV Merger Agreement | Canada
Business Acquisition [Line Items]
Number of states located for self storage facilities | State												9			9
Number of self storage facilities | ft²															24
Number of self storage real estate joint ventures | RealEstateVenture															6
Number of operating real estate properties | StorageFacility												3			3
Number of development real estate properties | StorageFacility												3			3
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Purchase price															$ 286,028,173
Oakville III Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | StorageFacility											1
Purchase price											$ 25.0
Occupancy percentage																	42.00%
Riverside III Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | RealEstateVenture										1
Purchase price										$ 10,700,000
Lakewood Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | StorageFacility									1
Purchase price									$ 17,500,000
Occupancy percentage									91.30%
Algonquin Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price					$ 19,000,000
Occupancy percentage					72.40%
Portland Property
Business Acquisition [Line Items]
Purchase price								$ 15,000,000
Vancouver Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price						$ 25,000,000
Sacramento Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price				$ 25,800,000
Levittown and Newark Portfolio | Subsequent Event
Business Acquisition [Line Items]
Purchase price			$ 40,700,000
St. Johns Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price	$ 16,300,000
Chandler Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price		$ 25,500,000
Class A Common stock
Business Acquisition [Line Items]
Conversion of right to receive shares, description																converted into the right to receive 2.1875 Class A Shares
Class A Common stock | Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Common stock issued															$ 23,100,000